Share capital (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of classes of share capital [abstract]
Schedule of Share Capital Outstanding

	0	Class A Shares	Class B Shares
	0
	0
Shares issued and outstanding as of January 1, 2022	0	276,863,619	345,437,500
Sale of treasury shares related to share-based compensation	0	3,932,321	—
Purchase of treasury shares	0	(45,162)	—
Shares issued and outstanding as of June 30, 2022(1)	0	280,750,778	345,437,500
	0
Awards granted under various incentive plans not yet exercised or distributed at June 30, 2022(2)	0	1,678,481	—
Awards granted under various incentive plans with dilutive effects at June 30, 2022	0	2,084,045	6,782,573

(1)    As of June 30, 2022 there were 19,247,347 treasury shares held by On (January 1, 2022: 23,134,506).
(2)    These awards require little or no further consideration to be exercised, and as such, have been included in the weighted average number of ordinary shares outstanding used to calculate Basic EPS at June 30, 2022.